CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	100,000	5,200,000
Preferred stock, shares outstanding	100,000	5,200,000
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	324,000,000	324,000,000
Common shares, shares issued	44,901,531	35,885,059
Common shares, shares outstanding	44,901,531	35,885,059
Series A Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	100,000	1,900,000
Preferred stock, shares outstanding	100,000	1,900,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	1,000,000
Preferred stock, shares outstanding	0	1,000,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	1,800,000
Preferred stock, shares outstanding	0	1,800,000
Series D Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	500,000
Preferred stock, shares outstanding	0	500,000